Subsequent Events (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Mar. 31, 2014
Subsequent Events (Textual)
Number of units sold	426,000	43,250
Sale of stock and warrant, per share price	$ 1.25	$ 10.00	$ 1.25
Sale of units of common share and warrants, amount	$ 532,500	$ 428,500
Warrants exercisable term	5 years
Subsequent Event [Member]
Subsequent Events (Textual)
Number of units sold	112
Sale of stock and warrant, per share price	$ 1.25
Sale of units of common share and warrants, amount	$ 140,000
Warrants exercisable term	5 years
Warrants issued price per share	$ 2.50